CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Statement of Stockholders' Equity [Abstract]
Reverse stock split	0.05
Issuance expenses	$ 3,849
Value or warrants	321
IPO [Member]
Issuance expenses	2,945
Value or warrants	196
Private Placement [Member]
Issuance expenses	1,225
Value or warrants	$ 125